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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment / /; Amendment Number:
                                               --------
This Amendment (Check only one):    / /  is a restatement.
                                    / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:


   Name:         Community First Bankshares, Inc.
                 -------------------------------
   Address:      520 Main Avenue
                 -------------------------------
                 Fargo, North Dakota 58124-0001
                 -------------------------------

Form 13F File Number:  28-
                          -------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann McConn
         -----------------------------------------
Title:   Vice President and Trust Group Manager
         -----------------------------------------
Phone:   (701) 298-5600
         -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Ann McConn              Fargo, North Dakota     2/14/01
--------------------------  --------------------    -------------
[Signature]                 [City, State]           [Date]

Report Type (Check only one):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                          ---------------

Form 13F Information Table Entry Total:                            58
                                                          ---------------

Form 13F Information Table Value Total:                   $    55,461
                                                          ---------------
                                                              (thousands)

    Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, Community First Bankshares, Inc., the institutional investment manager with respect to which this report is filed, had omitted and filed separately with the Securities and Exchange Commission a portion of this report for which it has requested confidential treatment.


List of Other Included Managers: NONE
                                 ---------------


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
FORM 13F INFORMATION TABLE
                                                                                   CONFIDENTIAL TREATMENT
                                                                                          REQUESTED

                             ITEM 2                                                  ITEM 6         ITEM 7          ITEM 8
             Item 1         Title of    Item 3     Item 4    Item 5          Investment Discretion  Other      VOTING AUTHORITY
         Name of Issuer      Class      Cusip #     Value    Shares    Sole    Defined    Shared   Managers   Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

AOL Time Warner, Inc         Common   00184A-10-5    $255     7,718     7,718                                   7,718
Allstate Corporation         Common   020002-10-1     455    13,429    13,429                                  13,429
Alltell Corporation          Common   020039-10-3     480     7,719     7,719                                   7,719
American Express Company     Common   025816-10-9     182     5,039     5,039                                   5,039
American Home Products       Common   026609-10-7     469     7,599     7,599                                   7,599
American International Group Common   026874-10-7     421     5,252     5,252                                   5,252
Amgen, Inc.                  Common   031162-10-0     412     6,972     6,972                                   6,972
Anadarko Petroleum           Common   032511-10-7     276     4,803     4,803                                   4,803
Automatic Data Processing    Common   053015-10-3     310     5,147     5,147                                   5,147
BP Amoco PLC                 Common   055622-10-4     323     6,923     6,923                                   6,923
Cardinal Health, Inc.        Common   14149Y-10-8     393     6,051     6,051                                   6,051
Cendant Corporation          Common   151313-10-3     445    22,455    22,455                                  22,455
Cisco Systems, Inc.          Common   17275R-10-2     526    28,385    28,385                                  28,385
Citigroup, Inc.              Common   172967-10-1     642    12,535    12,535                                  12,535
Colgate-Palmolive Company    Common   194162-10-3     317     5,452     5,452                                   5,452
Community First Bankshares   Common   203902-10-1  35,641 1,321,507 1,321,507                               1,321,507
Dell Computer Corporation    Common   247025-10-9     384    13,841    13,841                                  13,841
Disney Company               Common   254687-10-6     246    11,727    11,727                                  11,727
DuPont (EI) De Nemours       Common   263534-10-9     372     8,730     8,730                                   8,730
EMC Corp/Mass                Common   268648-10-2     213    15,714    15,714                                  15,714
Fleet Boston Financial Corp  Common   339030-10-8     249     6,847     6,847                                   6,847
General Electric Company     Common   369604-10-3     691    16,974    16,974                                  16,974
Home Depot, Inc.             Common   437076-10-2     433     8,407     8,407                                   8,407
Illinois Tool Works          Common   452308-10-9     286     4,191     4,191                                   4,191
In Store Media Systems, Inc. Common   45323V-10-6      24    68,000    68,000                                  68,000
Intel Corporation            Common   458140-10-0     384    11,921    11,921                                  11,921
International Business Mach  Common   459200-10-1      59       484       484                                     484
JDS Uniphase Corporation     Common   46612J-10-1     233    27,575    27,575                                  27,575
JP Morgan Chase & Co         Common   46625H-10-0     336     9,187     9,187                                   9,187
Keycorp                      Common   493267-10-8      59     2,406     2,406                                   2,406
Kinder Morgan, Inc.          Common   49455P-10-1     563     9,964     9,964                                   9,964
Kroger Company               Common   501044-10-1     313    14,925    14,925                                  14,925


                                       3
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                                                                                   CONFIDENTIAL TREATMENT
                                                                                          REQUESTED

Lucent Technologies, Inc.    Common   585055-10-6     176    28,514    28,514                                  28,514
MBNA Corporation             Common   55262L-10-0     576    16,223    16,223                                  16,223
Medtronic, Inc.              Common   585055-10-6     529    10,319    10,319                                  10,319
Merck & Company, Inc.        Common   589331-10-7     432     7,260     7,260                                   7,260
Microsoft Corporation        Common   594918-10-4     549     8,087     8,087                                   8,087
Nokia Corporation ADR        Common   654902-20-4      10       400       400                                     400
Omnicom Group, Inc.          Common   681919-10-6     320     3,563     3,563                                   3,563
Oracle Corporation           Common   68389X-10-5     312    22,201    22,201                                  22,201
Pepsico, Inc.                Common   713448-10-8     438     8,934     8,934                                   8,934
Pfizer, Inc.                 Common   717081-10-3     421    10,416    10,416                                  10,416
Royal Dutch Petroleum NY     Common   780257-80-4     337     6,768     6,768                                   6,768
Schlumberger Limited         Common   806857-10-8     204     3,711     3,711                                   3,711
Staples, Inc.                Common   855030-10-2     418    21,745    21,745                                  21,745
Sun Microsystems             Common   866810-10-4     185    14,691    14,691                                  14,691
Suntrust Banks, Inc.         Common   867914-10-3     273     4,355     4,355                                   4,355
Teradyne, Inc.               Common   880770-10-2     359    11,834    11,834                                  11,834
Texas Instruments, Inc.      Common   882508-10-4     271     9,447     9,447                                   9,447
Tyco International Ltd       Common   902124-10-6     349     5,881     5,881                                   5,881
United Technologies Corp     Common   913017-10-9     437     6,745     6,745                                   6,745
Veritas Software Corp        Common   923436-10-9     255     5,488     5,488                                   5,488
Verizon Communications       Common   92343V-10-4     405     8,399     8,399                                   8,399
Walmart Stores, Inc.         Common   931142-10-3     655    11,230    11,230                                  11,230
Wells Fargo & Company        Common   949746-10-1     652    14,964    14,964                                  14,964
Worldcom Inc-Worldcom Grp    Common   98157D-10-6     305    21,161    21,161                                  21,161
Xcel Energy, Inc.            Common   98389B-10-0      40     1,433     1,433                                   1,433
Transocean Sedco Forex       Common   G90078-10-9     161     4,768     4,768                                   4,768

TOTAL                                             $55,461


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